UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22672

Name of Fund: BlackRock Alternatives Allocation Master Portfolio LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Alternatives Allocation Master Portfolio LLC, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 03/31

Date of reporting period: 07/01/2011 – 06/30/2012

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22672
Reporting Period: 07/01/2011 - 06/30/2012
BlackRock Alternatives Allocation Master Portfolio LLC

============ BlackRock Alternatives Allocation Master Portfolio LLC ============

ARES CAPITAL CORPORATION

Ticker:       ARCC           Security ID:  04010L103
Meeting Date: JUN 04, 2012   Meeting Type: Annual
Record Date:  APR 13, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Gregory W. Penske        For       For          Management
1.2   Elect Director Robert L. Rosen          For       For          Management
1.3   Elect Director Bennett Rosenthal        For       For          Management
2     Ratify Auditors                         For       For          Management
3     Approve Issuance of Shares Below Net    For       For          Management
      Asset Value (NAV)

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HERCULES TECHNOLOGY GROWTH CAPITAL, INC.

Ticker:       HTGC           Security ID:  427096508
Meeting Date: MAY 30, 2012   Meeting Type: Annual
Record Date:  APR 10, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Allyn C. Woodward, Jr.   For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Approve Issuance of Shares Below Net    For       For          Management
      Asset Value (NAV)
5     Authorize the Company to Offer and      For       For          Management
      Issue Debt with Warrants or
      Convertible into Shares of Its Common
      Stock at An Exercise or Conversion
      Price, Will not be Less than the
      Market Value But May Be Below the
      Company's Then Current NAV

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THL CREDIT, INC.

Ticker:       TCRD           Security ID:  872438106
Meeting Date: JUN 07, 2012   Meeting Type: Annual
Record Date:  APR 30, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director James K. Hunt            For       For          Management
1.2   Elect Director Keith W. Hughes          For       For          Management
2     Declassify the Board of Directors       For       For          Management
3     Ratify Auditors                         For       For          Management
4     Approve Issuance of Shares Below Net    For       For          Management
      Asset Value (NAV)
5     Authorize the Company to Offer and      For       For          Management
      Issue Debt with Warrants or
      Convertible into Shares of Its Common
      Stock at An Exercise or Conversion
      Price, Will not be Less than the
      Market Value But May Be Below the
      Company's Then Current NAV

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Alternatives Allocation Master Portfolio LLC

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Alternatives Allocation Master Portfolio LLC

Date:	August 27, 2012